Schedule of Investments (unaudited) May 31, 2019	iShares® MSCI Global Gold Miners ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 12.6%
Newcrest Mining Ltd.	1,019,833	$19,226,347
Resolute Mining Ltd.(a)	2,076,881	1,611,643
St. Barbara Ltd.	1,560,057	2,767,067
Westgold Resources Ltd.(a)(b)	1,268,798	1,525,215

		25,130,272

Canada — 48.0%
Agnico Eagle Mines Ltd.	210,348	9,172,287
Alacer Gold Corp.(b)	1,003,179	3,020,148
Alamos Gold Inc., Class A	863,470	4,215,476
B2Gold Corp.(b)	1,685,984	4,601,880
Barrick Gold Corp.	2,490,300	30,965,266
Centerra Gold Inc.(b)	553,420	3,168,482
China Gold International Resources Corp. Ltd.(a)(b)	947,941	1,065,811
Detour Gold Corp.(b)	354,851	3,346,660
Eldorado Gold Corp.(b)	416,130	1,548,290
Endeavour Mining Corp.(a)(b)	165,585	2,471,710
IAMGOLD Corp.(b)	965,918	2,407,829
Kinross Gold Corp.(b)	2,288,723	7,482,917
Kirkland Lake Gold Ltd.	257,022	8,888,068
New Gold Inc.(b)	1,707,764	1,086,380
Premier Gold Mines Ltd.(b)	740,664	1,029,994
SEMAFO Inc.(b)	916,625	2,746,010
SSR Mining Inc.(b)	246,890	2,881,814
Torex Gold Resources Inc.(b)	200,682	1,840,711
Yamana Gold Inc.	1,967,448	3,943,919

		95,883,652

Peru — 2.8%
Cia. de Minas Buenaventura SAA, ADR	370,810	5,625,188

Russia — 1.9%
Polymetal International PLC	363,757	3,897,074

South Africa — 11.4%
AngloGold Ashanti Ltd.	686,817	9,184,924
Gold Fields Ltd.	1,692,753	7,609,394
Harmony Gold Mining Co. Ltd.(b)	1,303,635	2,261,156
Sibanye Gold Ltd.(b)	3,975,419	3,757,635

		22,813,109

Security	Shares	Value

Turkey — 0.7%
Koza Altin Isletmeleri AS(b)	179,745	$1,465,521

United Kingdom — 1.6%
Acacia Mining PLC(b)	239,545	475,226
Centamin PLC	2,394,267	2,681,558

		3,156,784

United States — 20.8%
Coeur Mining Inc.(b)	415,852	1,181,020
McEwen Mining Inc.(a)	932,318	1,258,629
Newmont Goldcorp Corp.	1,184,659	39,200,366

		41,640,015

Total Common Stocks — 99.8% (Cost: $233,659,012)		199,611,615

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.53%(c)(d)(e)	2,924,644	2,925,814
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.33%(c)(d)	92,475	92,475

		3,018,289

Total Short-Term Investments — 1.5% (Cost: $3,017,150)		3,018,289

Total Investments in Securities — 101.3% (Cost: $236,676,162)		202,629,904

Other Assets, Less Liabilities — (1.3)%		(2,693,269)

Net Assets — 100.0%		$199,936,635

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended May 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/18	Net Activity	Shares Held at 05/31/19	Value at 05/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	8,281,703	(5,357,059)	2,924,644	$2,925,814	$64,343	(a)	$1,106	$(951)
BlackRock Cash Funds: Treasury, SL Agency Shares	114,042	(21,567)	92,475	92,475	2,240		—	—

				$3,018,289	$66,583		$1,106	$(951)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Schedule of Investments (unaudited) (continued) May 31, 2019	iShares® MSCI Global Gold Miners ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$199,611,615	$—	$—	$199,611,615
Money Market Funds	3,018,289	—	—	3,018,289

	$202,629,904	$—	$—	$202,629,904

Portfolio Abbreviations — Equity

ADR	American Depositary Receipt

2